Deferred Tax Assets and (Liabilities) - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Income Taxes [Abstract]
Deferred tax assets	£ 19,030	£ 18,323	[1]
Deferred tax liabilities	(15,183)	(26,069)	[1]
Net deferred tax	£ 3,847	£ (7,746)		£ 6,492

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).